Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Line Items]
Net interest paid (received) in cash, included in operations	$ 4,151	$ (1,994)
Taxes paid	3,182	2,746
Patents acquired under deferred financing arrangement		$ 7,647